CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY [Abstract]
Restricted shares, number of shares issued		20,000	96,000
Cash dividends paid, per share	$ 0.06	$ 0.15	$ 0.15
Issuance of common shares	2,626,357	25,645,000
Common stock - dividend declared		$ 0.6